Trade and Other Receivables - Aging Analysis of Trade Receivables (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [Line Items]
Expected loss rate	1.69%	2.05%
Gross carrying amount - trade receivables	$ 83,485	$ 75,627
Loss allowances	1,414	1,550
Trade receivable, net	$ 82,071	$ 74,077
Current [Member]
Disclosure of financial assets [Line Items]
Expected loss rate	0.16%	0.14%
Gross carrying amount - trade receivables	$ 69,336	$ 59,867
Loss allowances	112	86
Trade receivable, net	$ 69,224	$ 59,781
Past due [Member] | Less than 30 days [Member]
Disclosure of financial assets [Line Items]
Expected loss rate	1.23%	0.76%
Gross carrying amount - trade receivables	$ 9,557	$ 9,979
Loss allowances	118	76
Trade receivable, net	$ 9,439	$ 9,903
Past due [Member] | 31-60 days [Member]
Disclosure of financial assets [Line Items]
Expected loss rate	2.80%	3.75%
Gross carrying amount - trade receivables	$ 2,751	$ 3,759
Loss allowances	77	141
Trade receivable, net	$ 2,674	$ 3,618
Past due [Member] | 61-90 days [Member]
Disclosure of financial assets [Line Items]
Expected loss rate	6.92%	9.52%
Gross carrying amount - trade receivables	$ 159	$ 294
Loss allowances	11	28
Trade receivable, net	$ 148	$ 266
Past due [Member] | 91-120 days [Member]
Disclosure of financial assets [Line Items]
Expected loss rate	15.91%	23.89%
Gross carrying amount - trade receivables	$ 44	$ 180
Loss allowances	7	43
Trade receivable, net	$ 37	$ 137
Past due [Member] | Greater than 120 days [Member]
Disclosure of financial assets [Line Items]
Expected loss rate	66.48%	75.97%
Gross carrying amount - trade receivables	$ 1,638	$ 1,548
Loss allowances	1,089	1,176
Trade receivable, net	$ 549	$ 372